Financial instruments	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Financial instruments	Financial instruments
Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the Condensed Consolidated Interim Financial Statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on an increasing amount of judgment associated with the inputs to derive fair value for these financial assets and liabilities, which are as follows:
Financial assets and liabilities carried at Level 1 fair value hierarchy are listed in active markets.
Financial assets and liabilities carried at Level 2 fair value hierarchy are valued using corroborated market data.
Level 1 financial assets include money market funds and deferred compensation assets. There were no financial liabilities carried at Level 1 fair value, and Level 2 financial assets and liabilities include derivative financial instruments.
Investments in money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The investments are classified as Cash & cash equivalents within the Condensed Consolidated Balance Sheet.
Deferred compensation investments for certain employee benefit plans are held in a rabbi trust and dedicated to pay the benefits under the associated plans but are not considered plan assets as the assets remain available to creditors of Alcon in certain events, including bankruptcy. Rabbi trust assets primarily consist of investments in mutual funds. These assets are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
Level 3 inputs are unobservable for the financial asset or liability. The financial assets and liabilities generally included in the Level 3 fair value hierarchy are equity securities and convertible notes receivable of private companies measured at fair value through other comprehensive income ("FVOCI"), fund investments, options to acquire private companies, and contingent consideration liabilities measured at fair value through profit and loss ("FVPL").
The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2023 and December 31, 2022.

	June 30, 2023
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	143	—	143
Long-term financial investments measured at FVPL	—	—	22	—	22
Long-term note receivable and other financial assets measured at amortized cost	—	—	—	154	154
Long-term receivables from customers	—	—	—	122	122
Deferred compensation assets(1)	153	—	—	—	153
Non-current minimum lease payments from finance lease agreements	—	—	—	37	37
Long-term loans, VAT receivables, advances and security deposits	—	—	—	35	35
Non-current financial assets	153	—	165	348	666
Current financial assets
Money market funds	173	—	—	—	173
Current portion of long-term financial investments measured at FVPL(2)	—	—	1	—	1
Current portion of long-term receivables from customers(2)	—	—	—	112	112
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	26	26
VAT receivables(2)	—	—	—	82	82
Other receivables, security deposits and current assets(2)	—	—	—	87	87
Derivative financial instruments(2)	—	14	—	—	14
Current financial assets	173	14	1	307	495
Financial assets at fair value and amortized cost or cost	326	14	166	655	1,161
Financial liabilities
Contingent consideration liabilities	—	—	(102)	—	(102)
Non-current financial debt	—	—	—	(4,581)	(4,581)
Current financial debt	—	—	—	(99)	(99)
Derivative financial instruments	—	(1)	—	—	(1)
Financial liabilities at fair value and amortized cost	—	(1)	(102)	(4,680)	(4,783)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debt with a fair value of $4,208 million and a carrying value of $4,554 million as of June 30, 2023. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2022
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	88	—	88
Long-term financial investments measured at FVPL	—	—	20	—	20
Long-term receivables from customers	—	—	—	119	119
Deferred compensation assets(1)	139	—	—	—	139
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	139	—	108	179	426
Current financial assets
Money market funds	229	—	—	—	229
Current portion of long-term receivables from customers(2)	—	—	—	102	102
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	25	25
VAT receivables(2)	—	—	—	99	99
Other receivables, security deposits and current assets(2)	—	—	—	77	77
Derivative financial instruments(2)	—	8	—	—	8
Current financial assets	229	8	—	303	540
Financial assets at fair value and amortized cost or cost	368	8	108	482	966
Financial liabilities
Contingent consideration liabilities	—	—	(98)	—	(98)
Non-current financial debt	—	—	—	(4,541)	(4,541)
Current financial debt	—	—	—	(97)	(97)
Derivative financial instruments	—	(10)	—	—	(10)
Financial liabilities at fair value and amortized cost	—	(10)	(98)	(4,638)	(4,746)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes recorded in Non-current financial debt with a fair value of $4,145 million and a carrying value of $4,541 million as of December 31, 2022. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.
The carrying amount is a reasonable approximation of fair value for all other financial assets and liabilities as of June 30, 2023, including Cash & cash equivalents, Trade receivables, Income tax receivables and Trade payables.
There were no transfers of financial instruments between levels in the fair value hierarchy during the six months ended June 30, 2023.
Long-term note receivable and other financial assets measured at amortized cost
On May 22, 2023, Alcon entered into financing arrangements with a long-term supplier, Lifecore Biomedical, Inc. and certain of its affiliates (collectively, “Lifecore”). Alcon provided Lifecore total commitments of $150 million, primarily related to a $142 million senior term loan facility ("Long-term note receivable") maturing on May 22, 2029. The arrangements also include a sale and leaseback agreement for certain machinery and equipment. Transaction costs directly attributable to the acquisition of the financial assets amounting to $4 million were capitalized to financial assets at amortized cost.
The Long-term note receivable bears an annual fixed interest rate of 10%, which is payable in kind (“PIK”) for the first three years, and payable 3% in cash interest and 7% PIK interest thereafter until maturity, unless otherwise elected by Lifecore to pay a greater proportion in cash. The Long-term note receivable is secured by a Pledge and Security agreement (“security agreement”) whereby Alcon is granted first priority security interest in certain collateral, including but not limited to equipment, fixtures, real property and intellectual property. The security agreement is in effect until the payment in full of the term loan facility.
Due to Lifecore's significant financial difficulties at the time the loan was originated, Alcon concluded the financial assets were originated credit-impaired. The lifetime ECL was analyzed at inception and utilized in calculating the credit-adjusted effective interest rate with no impact on the carrying value of the financial assets or effective interest rate of 10%. In addition, as of June 30, 2023, Alcon assessed there was no lifetime ECL due to the assessment of the collateral under the security agreement.
Level 3 financial instruments measured at fair value on a recurring basis
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2023	2022	2023	2022
Balance as of January 1	88	46	20	6
Additions	53	19	8	—
Gains recognized in Consolidated Statement of Comprehensive Income	2	1	—	—
Unrealized (losses) in Consolidated Income Statement	—	—	(4)	(1)
Amortization	—	—	(1)	—
Settlement	—	(1)	—	—
Balance as of June 30	143	65	23	5
Financial liabilities

	Contingent consideration liabilities
($ millions)	2023	2022
Balance as of January 1	(98)	(112)
Accretion for passage of time	(4)	(4)
Adjustments for changes in assumptions	—	7
Balance as of June 30	(102)	(109)
As of June 30, 2023, the probability of success for various development and commercial milestones ranges from 55% to 57% and the maximum remaining potential payments related to contingent consideration from business combinations is $395 million, plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount. The estimation of probability typically depends on factors such as technical milestones or market performance and is adjusted for the probability of payment. If material, probable payments are appropriately discounted to reflect the impact of time.
Changes in contingent consideration liabilities in the prior year period included fair value adjustments for changes in assumptions of $7 million, primarily due to revised expectations for achievement and timing of settlement for development milestones.
Contingent consideration liabilities are reported in “Provisions & other non-current liabilities" based on the projected timing of settlement which is estimated to range from 2028 through 2034 for contingent consideration obligations as of June 30, 2023.
Derivatives
As of June 30, 2023, the net value of unsettled positions for derivative forward contracts and swaps was $13 million, including $14 million of unrealized gains in Other current assets and $1 million of unrealized losses in Current financial debts. As of December 31, 2022, the net value of unsettled positions for derivative forward contracts and swaps was $2 million, including $8 million of unrealized gains in Other current assets and $10 million of unrealized losses in Current financial debts. There are master agreements with several banking counterparties for derivative financial instruments; however, there were no derivative financial instruments meeting the offsetting criteria under IFRS as of June 30, 2023 or December 31, 2022.
Nature and extent of risks arising from financial instruments
Note 17 to the Consolidated Financial Statements in the Form 20-F contains a summary of the nature and extent of risks arising from financial instruments. Since the date of the Form 20-F, our assessment of the nature and extent of credit risk was expanded to include originated credit-impaired financial assets, as outlined below. There have been no other significant changes in the nature and extent of risks arising from financial instruments or corresponding risk management policies since the date of the Form 20-F.
Credit risk
Credit risks arise from the possibility that customers may not be able to settle their obligations as agreed. To manage this risk, Alcon periodically assesses credit risk, assigns individual credit limits, and takes actions to mitigate credit risk where appropriate. For further information, refer to Note 13 to the Consolidated Financial Statements in the Form 20-F.
No customer accounted for 10% or more of Alcon's net sales in the three or six months ended June 30, 2023 or 2022, respectively.
Credit risk also arises from originated credit-impaired financial assets (Long-term note receivable and other financial assets at amortized cost). The maximum exposure to credit risk is reflected in the carrying value of the assets, which amounted to $155 million as of June 30, 2023, including a non-current portion of $154 million in "Long-term note receivable and other financial assets measured at amortized cost" in Financial assets and a current portion of $1 million in "Other receivables, security deposits and current assets" in Other current assets. As of June 30, 2023, the credit risk exposure is fully mitigated by the collateral, with an estimated amount of approximately $375 million, in accordance with the terms of the security agreement. In addition, Alcon performs an ongoing credit evaluation of Lifecore’s financial condition, monitors payment performance and assesses current economic conditions, as well as reasonable and supportable forecasts of future economic conditions, that may affect collectability of the outstanding financial assets.